Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	FRONTEGRA FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001014913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2011
Frontegra MFG Global Equity Fund (Prospectus Summary) | Frontegra MFG Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMGEX
Frontegra MFG Infrastructure Fund (Prospectus Summary) | Frontegra MFG Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMGIX